UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22356

Archer Investment Series Trust

(Exact name of registrant as specified in charter)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

 (Address of principal executive offices)  (Zip code)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

 (Name and address of agent for service)

With copies to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: February 28, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

THE ARCHER FUNDS

BALANCED FUND

INCOME FUND

STOCK FUND

FEBRUARY 28, 2013

(UNAUDITED)

Archer Balanced Fund

Graphical Illustration

February 28, 2013 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Archer Income Fund

Graphical Illustration

February 28, 2013 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Archer Stock Fund

Graphical Illustration

February 28, 2013 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

	Archer Balanced Fund
	Schedule of Investments
	February 28, 2013 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 59.99%

Agriculture Chemicals - 1.34%
1,000	CF Industries Holdings, Inc.	$ 200,830

Air Courier Services - 2.82%
4,000	FedEx Corp.	421,720

Aircraft - 5.08%
4,000	Boeing Co.	307,600
5,000	United Technologies Corp.	452,750
		760,350
Beverages - 1.77%
3,500	PepsiCo, Inc.	265,195

Cable & Other Pay Television Services - 2.56%
7,000	Walt Disney Co.	382,130

Computer & Office Equipment - 2.28%
1,700	International Business Machines Corp.	341,411

Computer Peripheral Equipment - 1.90%
35,000	Xerox Corp.	283,850

Construction Machinery & Equipment - 2.16%
3,500	Caterpillar Inc.	323,295

Electric & Other Services Combined - 0.83%
1,800	Duke Energy Corp.	124,650

Electric Services - 0.87%
4,000	Public Service Enterprises Group, Inc.	130,360

Electronic Computers - 1.77%
600	Apple, Inc.	264,840

Food -Retail - 1.64%
3,500	Nestle S.A. ADR *	244,895

Gold & Silver Ores - 1.21%
6,000	Barrick Gold Corp.	181,440

National Commercial Banks - 4.33%
7,000	JPMorgan Chase & Co.	342,440
9,000	US Bancorp.	305,820
		648,260
Natural Gas Transmission - 2.48%
10,000	Kinder Morgan, Inc.	370,700

Oil & Gas Filed Machinery & Equipment - 1.82%
4,000	National Oilwell Varco, Inc.	272,520

Pharmaceutical Preparations - 5.42%
4,600	Johnson & Johnson, Inc.	350,106
10,000	Pfizer, Inc.	273,700
5,000	Teva Pharmaceutical Industries, Ltd. ADR	187,000
		810,806
Petroleum Refining - 0.88%
2,000	Royal Dutch Shell ADR	131,300

Plastics, Materials & Synthetic Resins/Rubber - 1.73%
5,400	EI Dupont de Nemours & Co.	258,660

Retail - Drug Stores - 2.74%
8,000	CVS Caremark Corp.	408,960

Retail - Eating Places - 3.43%
2,600	McDonald's Corp.	249,340
4,800	Starbucks Corp.	263,280
		512,620
Search, Detection, Navigation, Guidance - 1.46%
4,000	Raytheon Co.	218,280

Services - Business Services, NEC - 2.20%
6,000	eBay, Inc. *	328,260

Services - Computer Programming & Data - 1.88%
350	Google, Inc. Class A *	280,420

Services - Prepackaged Software - 3.35%
18,000	Microsoft Corp.	500,400

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.04%
4,000	Procter & Gamble Co.	304,720

TOTAL FOR COMMON STOCK (Cost $8,148,648) - 59.99%		8,970,872

CLOSED-END FUND - 1.40%
9,500	Western Asset Emerging Markets Debt Fund, Inc.	210,045
TOTAL FOR CLOSED-END FUND (Cost $198,327) - 1.40%		210,045

CORPORATE BONDS - 16.79%

Beverages - 0.54%
75,000	Beam, Inc., 6.375%, 6/15/14	80,267

Cement, Hydraulic - 0.69%
100,000	CRH America, Inc., 5.30%, 10/15/13	102,557

Computer & Office Equipment - 1.03%
75,000	Dell, Inc., 4.70%, 4/15/13	75,281
75,000	Hewlett-Packard Co., 4.75%, 6/2/14	78,306
		153,587
Containers - Paper/Plastic - 0.71%
100,000	Sealed Air Corp., 7.875%, 6/15/17	105,500

Crude Petroleum & Natural Gas - 0.68%
100,000	Chesapeake Energy Corp., 6.775%, 3/15/19	102,375

Distribution/Wholesale - 0.35%
50,000	Tech Data Corp., 3.75%, 09/21/17	52,441

Diversified Banking Institution - 0.68%
100,000	Ally Financial, Inc., 6.70%, 6/15/18	101,653

Electric Services - 0.36%
50,000	Appalachian Power Co., 4.95%, 2/1/15	53,479

Finance Services - 2.72%
100,000	Block Financial Corp., 5.125%, 10/30/14	104,510
300,000	Citigroup Funding, 10.00%, 5/28/25	302,400
		406,910
Integrated Oils - 1.00%
150,000	Murphy Oil Corp., 4.00%, 06/01/22	150,163

National Commercial Banks - 2.67%
400,000	Bank of America Corp., 7.768%, 5/13/30 **	400,000

Property & Casualty Insurance - 0.73%
90,000	Berkshire Hathaway, Inc., 7.125%, 10/15/23	108,675

Retail - Grocery Stores - 0.35%
50,000	Safeway, Inc., 4.75%, 12/1/21	52,995

Retail - Consumer Electronics Stores - 0.48%
70,000	Best Buy Company, Inc., 6.75%, 7/15/13	71,525

Retail - Lumber & Other Building Material Dealers - 0.52%
75,000	Home Depot, Inc., 5.25%, 12/16/13	77,784

Retail - Variety Stores - 0.40%
60,000	Wal-Mart Stores, Inc., 4.25%, 4/15/13	60,267

Security Broker Dealers - 1.17%
50,000	Morgan Stanley & Co., 3.00%, 08/31/15 **	50,248
75,000	Morgan Stanley & Co., 10.50% , 3/16/30 **	74,483
50,000	Morgan Stanley & Co., 10.00%, 3/31/30 **	50,363
		175,094
Software & Services - 0.69%
100,000	BMC Software, Inc., 4.50%, 12/01/22	103,607

Sugar & Confectionery Products - 0.71%
100,000	WM. Wrigley Jr. Co., 4.65%, 7/15/15	105,977

Telephone Communications - 0.31%
45,000	New York Telephone Co., 7.00%, 6/15/13	45,826

TOTAL FOR CORPORATE BONDS (Cost $2,432,332) - 16.79%		2,510,682

EXCHANGE TRADED FUND - 5.29%
1,000	iShares Barclays Intermediate Credit Bond Fund	111,130
1,900	iShares JP Morgan Emerging Markets Bond Fund	226,423
2,000	iShares MSCI Emerging Market Min Vol Index Fund	122,060
500	iShares iBoxx $ High Yield Corporate Bond Fund	47,020
6,600	JPMorgan Alerian MLP Index ETN	283,800
TOTAL FOR EXCHANGE TRADED FUND (Cost $759,183) - 5.29%		790,433

MUNICIPAL BONDS - 7.71%
40,000	Akron, OH Economic Dev., 5.50%, 12/1/15	42,533
25,000	Belding, MI Area Schools, 6.15%, 05/01/2024	28,607
75,000	Bridgeview, IL Stadium & Redev. Projs., 4.76%, 12/1/13	77,370
35,000	Bryan County, OK Indpt School District, 6.554%, 12/01/29	38,819
70,000	Gary Community School Bldg., 7.50%, 02/01/29	80,273
100,000	Georgia Loc. Govt., 4.75%, 6/1/28	102,952
30,000	Illinois St., 5.877%, 3/1/19	34,456
25,000	Katy Texas Schools, 5.998%, 02/15/2030	28,286
100,000	Kern Cnty, CA Pension Oblg., 5.25%, 8/15/19	72,733
55,000	Moncks Build America Bonds, 6.299%, 12/01/2030	59,296
25,000	Napa, CA, Solid Waste, 5.06%, 8/1/13	25,455
50,000	Reeves Cnty, TX Cops, 5.00%, 12/1/16	50,591
60,000	Reeves Cnty, TX Cops, 6.375%, 12/21/21	60,948
40,000	Richland Bean Blossom Bldg. Corp., 5.75%, 01/15/24	44,812
70,000	Saint Clair Cnty, IL School District., 4.00%, 1/1/21	68,888
25,000	Sangamon Cnty, IL School District, 4.00%, 02/01/15	26,554
25,000	Scago Public Facs Corp., 6.75%, 12/01/2029	29,079
25,000	Sedona, AZ Wastewater, 0.00%, 07/01/2021	18,992
207,000	Tobacco Settlement Auth Iowa, 6.50%, 6/1/23	201,554
60,000	University Enterprises Inc. CA, 5.25%, 10/1/20	61,049
TOTAL FOR MUNICIPAL BONDS (Cost $1,149,115) - 7.71%		1,153,247

SENIOR NOTE - 0.36%

Cellular Telecommunications - 0.36%
2,000	US Cellular Corp., PFD 6.95%, 5/15/60	53,440
TOTAL FOR SENIOR NOTE (Cost $49,920) - 0.36%		53,440

STRUCTURED NOTES - 2.56%
200,000	Suntrust Bank, Atlanta, GA, 0.00%, 9/22/14	248,640
100,000	Suntrust Bank, Atlanta, GA, 0.00%, 3/27/14	133,830
TOTAL FOR STRUCTURED NOTES (Cost $297,904) - 2.56%		382,470

REAL ESTATE INVESTMENT TRUSTS - 3.65%
12,000	Government Properties Income Trust	317,520
10,000	Duke Realty Corp.	161,600
500	PS Business Parks Inc., PFD 6.00%, Series T	12,805
2,000	Public Storage, PFD 6.50%, Series P	53,880
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $480,824) - 3.65%		545,805

PREFERRED SECURITIES - 0.50%
3,000	PNC Financial Services Group, Inc., 5.375%, 12/31/49	75,390
TOTAL FOR PREFERRED SECURITIES (Cost $74,550) - 0.50%		75,390

SHORT TERM INVESTMENTS - 0.67%
100,121	Fidelity Institutional Money Market Portfolio 0.16% ** (Cost $100,121)	100,121

TOTAL INVESTMENTS (Cost $13,690,924) - 98.92%		14,792,505

OTHER ASSETS LESS LIABILITIES - 1.08%		162,201

NET ASSETS - 100.00%		$14,954,706

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at February 28, 2013.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of February 28, 2013 in valuing the Fund’s investments carried at value:

	Investments in Securities	Level 1	Level 2	Level 3 +	Total

	Common Stocks	$ 8,970,872	$ -	$ -	$ 8,970,872
	Closed-End Funds	210,045	-	-	210,045
	Corporate Bonds	2,510,682	-	-	2,510,682
	Exchange Traded Funds	790,433	-	-	790,433
	Senior Note	53,440	-	-	53,440
	Structured Notes	382,470	-	-	382,470
	Real Estate Investment Trusts	545,805	-	-	545,805
	Preferred Securities	75,390	-	-	75,390
	Municipal Bonds	1,153,247	-	-	1,153,247
	Short-Term Investments:
	Fidelity Institutional Money Market	100,121	-	-	100,121

		$14,792,505	$ -	$ -	$ 14,792,505

The Fund did not hold any Level 3 assets during the six months ended February 28, 2013. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

+ Please see footnote 3 in notes to financial statements or additional information on Level 3 securities.
The accompanying notes are an integral part of these financial statements.

	Archer Income Fund
	Schedule of Investments
	February 28, 2013 (Unaudited)

Shares/Principal		Fair Value

CLOSED-END FUND - DEBT - 1.60%
4,200	Western Asset Emerging Market Debt Fund, Inc.	$ 92,862
TOTAL FOR CLOSED-END FUND (Cost $81,757) - 1.89%		92,862

CORPORATE BONDS - 38.82%

Aerospace/Defense - Major Diversified - 1.38%
75,000	Exelis, Inc. 5.55%, 10/01/21	79,875

Beverages - Non-Alcoholic - 0.94%
50,000	Cott Beverages, Inc., 8.375%, 11/15/17	54,312

Brewery - 2.50%
250,000	Ambev Intl. Finance Co., 9.50%, 7/24/17 **	144,812

Commercial Banks - Western US - 0.87%
50,000	Zions Bancorp, 5.50%, 5/10/16	50,387

Commercial Service - Finance - 1.23%
800,000	GE Capital Corp., 8.87%, 06/02/18	71,216

Computer & Office Equipment - 2.61%
100,000	Hewlett-Packard, 4.375%, 09/15/21	101,100
50,000	Lexmark, Int'l, Inc., 5.125%, 03/15/20	50,065
		151,165
Consumer Products - 0.93%
50,000	Avon Products, Inc., 5.75%, 03/01/18	54,035

Crude Petroleum & Natural Gas - 0.88%
50,000	Chesapeake Energy Corp., 6.775%, 3/15/19	51,188

Distribution/Wholesale - 2.69%
100,000	Ingram Micro, Inc., 5.00%, 08/10/22	103,500
50,000	Tech Data Corp., 3.75%, 09/21/17	52,440
		155,940
Diversified Banking Institution - 2.91%
100,000	Bank of America Corp., 6.75%, 9/9/13 (Australia)	101,557
66,000	Ally Financial, Inc., 6.70%, 6/15/18	67,091
		168,648
Diversified Financial Services - 1.78%
100,000	GE Capital Australia, 6.75%, 2/18/14 (Australia)	103,053

Electric & Other Services Combined - 1.02%
50,000	CMS Energy, Inc., 6.25%, 2/01/20	59,325

Enterprise Software/Services - 1.74%
100,000	BMC Software, Inc., 4.25%, 02/15/22	100,888

Finance Services - 0.90%
50,000	Morgan Stanley, 4.90%, 2/23/17 (Canada)	52,038

Medical - Generic Drugs - 1.57%
75,000	Watson Pharmaceuticals, Inc. 6.125%, 8/15/19	91,173

Metal Mining - 1.77%
100,000	Cliffs Natural Resources, Inc., 4.875%, 4/01/21	102,329

Miscellaneous Business Credit Institution - 0.97%
50,000	Ford Credit Canada Ltd., 7.50%, 8/18/15 (Canada)	55,950

Multimedia - 0.97%
50,000	Time Warner Inc., 4.75%, 3/29/21	56,189

National Commercial Banks - 1.77%
100,000	Citigroup, Inc., 6.50%, 8/19/13	102,681

Oil Company - Exploration & Production - 3.01%
50,000	Whiting Petroleum Corp., 6.50%, 10/01/18	53,750
100,000	Southwestern Energy Co., 7.125%, 10/10/17	120,509
		174,259
Retail - Consumer Electronics Stores - 1.32%
75,000	Best Buy Company, Inc., 6.75%, 7/15/13	76,634

Retail - Discretionary - 1.73%
100,000	Staples, Inc., 4.375%, 1/12/23	100,460

Supranational Bank - 0.89%
650,000	International Bank Recon & Dev., 6.50%, 9/11/13	51,581

Steel Works, Blast Furnaces, Rolling Mills (Coke Ovens) - 1.33%
75,000	Arcelormittal, 3.75%, 3/1/16	77,279

Television Broadcasting Stations - 1.11%
54,000	CBS Broadcasting, Inc. 7.125%, 11/01/23	64,175

TOTAL FOR CORPORATE BONDS (Cost $2,184,608) - 38.82%		2,249,592

EXCHANGE TRADED FUNDS - 10.92%
800	iShares Barclays Intermediate Credit Bond	88,904
500	iShares iBoxx High Yield Corp. Bond	54,015
1,000	iShares iBoxx $ Invest Grade Corp. Bond	120,330
1,000	iShares JP Morgan Emerging Markets Bond	119,170
3,000	PowerShares Build America Bond	91,620
6,000	PowerShares Preferred	89,040
800	Vanguard Intermediate-Term Corp. Bond Idx ETF	69,816
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $583,902) - 10.92%		632,895

MUNICIPAL BONDS - 30.03%
25,000	Brier Creek School Bldg. Corp., 6.08%, 7/15/24	29,324
35,000	Caddo County OK Gov't Bldg., 5.858%, 9/01/25	37,114
60,000	City of Akron Ohio, 5.50%, 12/01/15	63,799
25,000	City of Auburndale Florida, 4.30%, 12/01/26	26,168
50,000	Commonwealth of Puerto Rico, 5.50%, 7/01/14	52,197
50,000	County of Clark Nevada, 6.36%, 11/1/24	59,583
50,000	County of Reeves Texas, 5.00%, 12/1/16	50,590
25,000	County of Reeves Texas, 6.75%, 12/01/19	25,603
40,000	County of Reeves Texas, 6.375%, 12/21/21	40,632
50,000	Dickinson County Michigan, 4.80%, 11/01/18	52,317
100,000	Erie County NY Tobacco Asset Corp, 6.00%, 6/1/28	99,103
35,000	Evansville Redevelopment Authority, 6.15%, 2/01/24	38,986
40,000	Evansville Redevelopment BAB, 6.86%, 2/01/29	44,910
50,000	Georgia Local Government, 4.75%, 6/1/28	51,476
50,000	Hoboken NJ Services, 5.33%, 2/01/18	51,421
65,000	Hudson County, 6.89%, 03/01/26	72,847
93,000	Iowa Tobacco Settlement Authority, 6.50%, 6/1/23	90,553
25,000	Missouri State Health & Educational Fac., 5.80%, 10/01/23	27,803
50,000	Nassau County, NY Series F, 6.80%, 10/01/27	58,483
20,000	North Vernon, 5.125%, 2/01/24	20,172
75,000	Public Finance Authority, 5.75%, 6/1/23	79,327
30,000	Saint Clair County School District No. 189 East St. Louis, 4.00%, 1/1/21	29,524
50,000	State of Illinois, 5.665%, 3/1/18	57,178
70,000	State of Illinois, 5.877%, 3/1/19	80,398
50,000	State of Illinois, 6.200%, 7/01/21	56,365
75,000	State of Illinois, 4.95%, 6/1/23	78,561
125,000	TSACS Inc., 4.75%, 6/1/22	125,886
100,000	University of Central Florida, 5.125, 10/01/20	100,996
25,000	Village of Bridgeview Illinois, 4.76%, 12/01/13	25,790
75,000	Westfield County Indiana Option Income Tax Revenue 3.50%, 11/01/16	75,515
35,000	Worcester County, 2.50%, 12/01/18	37,155
TOTAL FOR MUNICIPAL BONDS (Cost $1,708,325) - 30.03%		1,739,776

PREFERRED SECURITIES - 3.20%
50,000	Edison International, PFD 6.25%, 8/01/49 Series E **	55,278
2,000	First Republic Bank, PFD 6.70%, 12/31/49	54,840
3,000	PNC Financial Services Group, Inc., 5.375%, 12/31/49	75,390
TOTAL FOR PREFERRED SECURITIES (Cost $176,186) - 3.20%		185,508

REAL ESTATE INVESTMENT TRUSTS - 5.53%

REITS - Diversified - 5.53%
2,000	Digital Realty Trust, PFD 6.625%, Series F	53,160
5,500	Duke Realty Corp., PFD 6.50%, Series K	139,220
3,000	Public Storage, PFD 5.20%, 12/31/49	75,240
2,000	Regency Centers Corp., PFD 6.625%, 12/03/49, Series 6	52,860
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $309,906) - 5.53%		320,480

SENIOR NOTE - 1.85%

Cellular Telecommunications - 1.85%
4,000	US Cellular Corp., PFD 6.95%, 5/15/60	106,880
TOTAL FOR SENIOR NOTE (Cost $99,840) - 1.85%		106,880

STRUCTURED NOTE - 2.63%

Diversified Banking Institution - 2.63%
100,000	Morgan Stanley, 3.00%, 8/30/15 **	102,125
50,000	Morgan Stanley & Co., 4.50%, 08/31/15 **	50,247
TOTAL FOR STRUCTURED NOTE (Cost $148,391) - 2.63%		152,372

SHORT TERM INVESTMENTS - 5.49%
317,817	Fidelity Institutional Money Market 0.16% ** (Cost $317,817)	317,817

TOTAL INVESTMENTS (Cost $5,610,732) - 100.07%		5,798,182

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.07)%		(3,986)

NET ASSETS - 100.00%		$ 5,794,196

** Variable rate security; the coupon rate shown represents the yield at February 28, 2013.
The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of February 28, 2013 in valuing the Fund’s investments carried at value:

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Closed-End Fund - Debt	$ 92,862	$ -	$ -	$ 92,862
	Corporate Bonds	2,249,592	-	-	2,249,592
	Exchange Traded Funds	632,895	-	-	632,895
	Municipal Bonds	1,739,776	-	-	1,739,776
	Preferred Securities	185,508	-	-	185,508
	Real Estate Investment Trusts	320,480	-	-	320,480
	Senior Note	106,880	-	-	106,880
	Structured Note	152,372	-	-	152,372
	Short-Term Investments:
	Fidelity Institutional Money Market	317,817	-	-	317,817

		$ 5,798,182	$ -	$ -	$ 5,798,182

The Fund did not hold any Level 3 assets during the six months ended February 28, 2013. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

	Archer Stock Fund
	Schedule of Investments
	February 28, 2013 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 95.82%

Accident & Health Insurance - 1.97%
2,000	Reinsurance Group of America, Inc.	$ 115,000

Agriculture Chemicals - 3.79%
550	CF Industries Holdings	110,456
1,100	Monsanto Co.	111,133
		221,589
Air Courier Services - 1.56%
9,501	Air T, Inc. *	91,495

Application Software - 2.04%
4,300	Microsoft Corp.	119,540

Asset Management - 4.08%
1,550	Cognizant Technology Solutions Corp. *	118,994
500	Blackrock, Inc.	119,875
		238,869
Biological Products (No Diagnostic Substances) - 2.19%
1,400	Amgen, Inc.	128,170

Business Services - 2.17%
800	Visa, Inc. Class A	126,912

Computer Storage Devices - 3.79%
4,500	EMC Corp. *	103,545
2,500	Western Digital Corp.	117,900
		221,445
Farm Machinery & Equipment - 3.71%
2,000	AGCO Corp. *	102,960
1,300	Deere & Co.	114,179
		217,139
Farm Products - 2.03%
1,600	Bunge Ltd.	118,576

Grain Mill Products - 2.04%
1,800	Corn Products International, Inc.	119,160

Heavy Construction Other Than Building Construction Contractors - 2.09%
2,500	Jacobs Engineering Group, Inc. *	122,100

Household Appliances - 2.08%
1,700	AO Smith Corp.	121,601

Industrial Trucks Tractors Trailers & Stackers - 1.79%
3,200	Terex Corp. *	104,992

Life Insurance - 1.82%
3,000	MetLife, Inc.	106,320

Measuring & Controlling Devices - 2.02%
1,600	Thermo Fisher Scientific, Inc.	118,080

Mining Machinery & Equipment (No Oil & Gas Field) - 2.06%
1,900	Joy Global, Inc.	120,346

Miscellaneous Manufacturing Industries - 2.02%
7,400	International Game Technology	117,956

Miscellaneous Transportation Equipment - 1.94%
1,300	Polaris Industries, Inc.	113,581

National Commercial Banks - 3.76%
2,200	JP Morgan Chase & Co.	107,624
3,300	US Bancorp.	112,134
		219,758
Oil & Gas Equipment & Services - 2.13%
3,000	Halliburton Co.	124,530

Oil & Gas Filed Machinery & Equipment - 1.86%
1,600	National Oilwell Varco, Inc.	109,008

Oil & Gas Field Services - 3.82%
1,800	Oceaneering International, Inc.	114,462
1,400	Schlumberger Ltd. N.V.	108,990
		223,452
Personal Computers - 1.89%
250	Apple, Inc.	110,350

Petroleum Refining - 1.86%
3,600	Suncor Energy, Inc.	108,900

Public Building & Related Furniture - 2.25%
2,500	BE Aerospace, Inc. *	131,525

Radio & TV Broadcasting & Communications - 1.91%
1,700	Qualcomm, Inc.	111,588

Retail-Grocery Stores - 1.95%
5,500	Natural Grocers by Vitamin Cottage, Inc. *	113,850

Retail - Miscellaneous Shopping Goods Store - 1.90%
2,100	First Cash Financial Services, Inc. *	111,111

Semiconductors & Related Devices - 1.93%
5,400	Intel Corp.	112,752

Services - Auto Rental & Leasing (No Drivers) - 1.92%
2,000	Ryder System, Inc.	112,400

Services - Business Services, NEC - 3.91%
2,000	eBay, Inc. *	109,420
3,500	Liquidity Services, Inc. *	119,175
		228,595
Services - Engineering Services - 1.97%
4,000	Tetra Tech, Inc. *	115,440

Services - Help Supply Services - 1.92%
6,000	TeleTech Holdings Inc. *	112,572

Services - Medical Laboratories - 1.99%
4,400	Bio-Reference Laboratories Inc. *	116,512

Services - Prepackaged Software - 1.93%
3,300	Oracle Corp.	112,992

State Commercial Banks - 1.95%
2,700	Texas Capital BancShares, Inc. *	114,102

Surgical & Medical Instruments & Apparatus - 1.90%
2,500	ResMed, Inc.	111,225

Wholesale - Drugs Proprietaries & Druggist - 2.11%
3,000	Nu Skin Enterprises, Inc., Class A	123,600

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 3.92%
2,900	Enersys, Inc. *	118,552
1,500	WESCO International, Inc. *	110,850
		229,402
Wholesale - Motor Vehicles & Motor Vehicle Parts & Supplies - 1.85%
5,100	LKQ Corp. *	108,069

TOTAL FOR COMMON STOCK (Cost $5,143,760) - 95.82%		5,604,604

SHORT-TERM INVESTMENTS - 4.37%
255,911	Fidelity Institutional Money Market Portfolio 0.16%** (Cost $255,911)	255,911

TOTAL INVESTMENTS (Cost $5,399,671) - 100.19%		5,860,515

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.19)%		(11,098)

NET ASSETS - 100.00%		$ 5,849,417

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at February 28, 2013.
The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of February 28, 2013 in valuing the Fund’s investments carried at value:

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Common Stocks	$ 5,604,604	$ -	$ -	$ 5,604,604
	Short-Term Investments:
	Fidelity Institutional Money Market Portfolio	255,911	-	-	255,911

		$ 5,860,515	$ -	$ -	$ 5,860,515

The Fund did not hold any Level 3 assets during the six months ended February 28, 2013. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

The Archer Funds
Statement of Assets and Liabilities
February 28, 2013 (Unaudited)

Assets:	Balanced Fund	Income Fund	Stock Fund
Investments in Securities, at Value (Cost $13,690,924,	$ 14,792,505	$ 5,798,182	$ 5,860,515
$5,610,732, and $5,399,671, respectively)
Cash	1,012	433	529
Receivables
Investments Sold	288,565	-	104,949
Receivable from Advisor	213	1,150	130
Interest	37,312	54,823	28
Dividend	32,553	1,189	8,155
Prepaid Expenses	31,853	10,078	9,819
Total Assets	15,184,013	5,865,855	5,984,125
Liabilities:
Payables:
Shareholder Redemptions	7,960	3,354	3,111
Investments Purchased	188,468	50,438	112,977
Due to Administrator	5,854	2,333	2,333
Due to Trustees	2,153	754	694
Accrued Expenses	24,872	14,780	15,593
Total Liabilities	229,307	71,659	134,708
Net Assets	$ 14,954,706	$ 5,794,196	$ 5,849,417

Net Assets Consist of:
Paid In Capital	$ 15,641,934	$ 5,735,563	$ 5,575,700
Accumulated Undistributed Net Investment Income (Loss)	(5,949)	26,629	(128)
Accumulated Net Realized Loss on Investments	(1,782,860)	(155,446)	(186,999)
Net Unrealized Appreciation in Value of Investments	1,101,581	187,450	460,844
Net Assets (unlimited shares authorized; 1,626,800, 282,024, and
185,669 shares outstanding, respectively)	$ 14,954,706	$ 5,794,196	$ 5,849,417
Net Asset Value and Offering Price Per Share	$ 9.19	$ 20.55	$ 31.50

Redemption Price Per Share ($9.19 x 0.995),
($20.55 x 0.99), & ($31.50 x 0.99), respectively *	$ 9.14	$ 20.34	$ 31.19

*The Balanced Fund will deduct a 0.50% redemption fee from redemption proceeds if purchased and redeemed within 30 days.
The Income and Stock Funds will deduct a 1.00% redemption fee from redemption proceeds if purchased and redeemed within 90 days.

The accompanying notes are an integral part of these financial statements.

The Archer Funds
Statements of Operations
For the six months ended February 28, 2013 (Unaudited)

Investment Income:	Balanced Fund	Income Fund	Stock Fund
Dividends (net of foreign withholding taxes of $3,309, $0, and $324, respectively)	$ 174,720	$ 30,847	$ 37,012
Interest	121,856	84,740	112
Total Investment Income	296,576	115,587	37,124

Expenses:
Advisory Fees (a)	57,028	12,822	19,268
Transfer Agent	15,233	15,083	7,843
Administrative (a)	38,019	7,770	15,083
Registration	16,686	5,047	5,667
Legal	10,523	3,423	4,223
Audit	6,346	3,272	3,330
Custody	3,318	2,468	3,768
Trustee	2,896	992	992
Miscellaneous	1,295	748	747
Insurance	1,767	671	685
Printing and Mailing	1,104	300	200
Total Expenses	154,215	52,596	61,806
Fees Waived and Reimbursed by the Advisor (a)	(62,970)	(21,823)	(24,554)
Net Expenses	91,245	30,773	37,252

Net Investment Income (Loss)	205,331	84,814	(128)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	(91,125)	(46,186)	120,957
Net Realized Gain on Written Options	-	-	-
Capital Gain Distributions from Portfolio Company	228	467	-
Net Change in Unrealized Appreciation on Investments	565,439	23,307	215,745
Net Realized and Unrealized Gain (Loss) on Investments	474,542	(22,412)	336,702

Net Increase in Net Assets Resulting from Operations	$ 679,873	$ 62,402	$ 336,574

(a) See Note 5 in the Notes to the Financial Statements.
The accompanying notes are an integral part of these financial statements.

Archer Balanced Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/28/2013	8/31/2012
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 205,331	$ 404,779
Net Realized Gain (Loss) on Investments and Call Options Written	(91,125)	33,518
Capital Gain Distributions from Portfolio Company	228	1,040
Net Change in Unrealized Appreciation on Investments and Call Options Written	565,439	535,775
Net Increase in Net Assets Resulting from Operations	679,873	975,112

Distributions to Shareholders:
Net Investment Income	(416,235)	(349,094)
Total Distributions	(416,235)	(349,094)

Capital Share Transactions:
Proceeds from Sale of Shares	975,597	3,220,546
Shares Issued on Reinvestment of Dividends	411,019	345,950
Early Redemption Fees *	-	-
Cost of Shares Redeemed	(2,128,329)	(2,708,542)
Net Increase (Decrease) from Capital Share Transactions	(741,713)	857,954

Net Assets:
Net Increase (Decrease) in Net Assets	(478,075)	1,483,972
Beginning of Year	15,432,781	13,948,809
End of Year (Including Accumulated Undistributed Net
Investment Income (Loss) of $(5,949) and $204,955, respectively)	$ 14,954,706	$ 15,432,781

Share Transactions:
Shares Sold	107,287	368,469
Shares Issued on Reinvestment of Dividends	46,920	40,700
Shares Redeemed	(234,386)	(309,141)
Net Increase (Decrease) in Shares	(80,179)	100,028
Outstanding at Beginning of Year	1,706,979	1,606,951
Outstanding at End of Year	1,626,800	1,706,979

* The Fund charges a 0.50% redemption fee on shares redeemed within 30 calendar days of purchase.
The accompanying notes are an integral part of these financial statements.

Archer Income Fund
Statement of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/28/2013	8/31/2012
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 84,814	$ 186,018
Net Realized Loss on Investments	(46,186)	(105,117)
Capital Gain Distributions from Portfolio Company	467	1,157
Net Change in Unrealized Appreciation on Investments	23,307	151,382
Net Increase in Net Assets Resulting from Operations	62,402	233,440

Distributions to Shareholders:
Net Investment Income	(73,715)	(235,954)
Realized Gains	-	(4,922)
Total Distributions	(73,715)	(240,876)

Capital Share Transactions:
Proceeds from Sale of Shares	1,253,476	2,505,483
Shares Issued on Reinvestment of Dividends	70,888	228,132
Early Redemption Fees *	-	-
Cost of Shares Redeemed	(299,903)	(564,488)
Net Increase from Capital Share Transactions	1,024,461	2,169,127

Net Assets:
Net Increase in Net Assets	1,013,148	2,161,691
Beginning of Year	4,781,048	2,619,357
End of Year (Including Accumulated Undistributed Net
Investment Income of $26,629 and $15,530, respectively)	$ 5,794,196	$ 4,781,048

Share Transactions:
Shares Sold	60,818	122,186
Shares Issued on Reinvestment of Dividends	3,450	11,431
Shares Redeemed	(14,508)	(27,452)
Net Increase in Shares	49,760	106,165
Outstanding at Beginning of Year	232,263	126,098
Outstanding at End of Year	282,023	232,263

* The Fund charges a 1.00% redemption fee on shares redeemed within 90 calendar days of purchase.
The accompanying notes are an integral part of these financial statements.

Archer Stock Fund
Statement of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/28/2013	8/31/2012
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (128)	$ (10,545)
Net Realized Gain (Loss) on Investments	120,957	(177,239)
Net Change in Unrealized Appreciation on Investments	215,745	472,388
Net Increase in Net Assets Resulting from Operations	336,574	284,604

Distributions to Shareholders:
Net Investment Income	-	-
Total Distributions	-	-

Capital Share Transactions:
Proceeds from Sale of Shares	916,284	2,000,078
Shares Issued on Reinvestment of Dividends	-	-
Early Redemption Fees *	-	-
Cost of Shares Redeemed	(321,163)	(267,557)
Net Increase from Capital Share Transactions	595,121	1,732,521

Net Assets:
Net Increase in Net Assets	931,695	2,017,125
Beginning of Year	4,917,722	2,900,597
End of Year (Including Accumulated Undistributed Net
Investment Income (Loss) of $(128) and $0, respectively)	$ 5,849,417	$ 4,917,722

Share Transactions:
Shares Sold	29,408	71,061
Shares Issued on Reinvestment of Dividends	-	-
Shares Redeemed	(10,593)	(9,406)
Net Increase in Shares	18,815	61,655
Outstanding at Beginning of Year	166,854	105,199
Outstanding at End of Year	185,669	166,854

* The Fund charges a 1.00% redemption fee on shares redeemed within 90 calendar days of purchase.
The accompanying notes are an integral part of these financial statements.

Archer Balanced Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended				For the Years Ended
	2/28/2013		8/31/2012	8/31/2011	8/31/2010	8/31/2009	8/31/2008

Net Asset Value, at Beginning of Period	$ 9.04		$ 8.68	$ 8.24	$ 8.09	$ 9.68	$ 11.31

Income (Loss) From Investment Operations:
Net Investment Income *	0.12		0.24	0.19	0.16	0.17	0.33
Net Gain (Loss) on Securities (Realized and Unrealized)	0.28		0.33	0.43	0.19	(1.48)	(1.46)
Total from Investment Operations	0.40		0.57	0.62	0.35	(1.31)	(1.13)

Distributions:
Net Investment Income	(0.25)		(0.21)	(0.18)	(0.20)	(0.28)	(0.25)
Realized Gains	0.00		0.00	0.00	0.00	0.00	(0.25)
Total from Distributions	(0.25)		(0.21)	(0.18)	(0.20)	(0.28)	(0.50)

Proceeds from Redemption Fees **	-		-	-	-	-	-

Net Asset Value, at End of Period	$ 9.19		$ 9.04	$ 8.68	$ 8.24	$ 8.09	$ 9.68

Total Return ***	4.55%		6.76%	7.54%	4.23%	(13.28)%	(10.46)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 14,955		$ 15,433	$ 13,949	$ 14,021	$ 10,490	$ 9,909
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	2.03%	†	2.16%	2.00%	2.01%	2.93%	2.30%
Ratio of Net Investment Income to Average Net Assets	1.87%	†	1.83%	1.30%	1.06%	0.57%	2.10%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.20%	†	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of Net Investment Income to Average Net Assets	2.70%	†	2.79%	2.10%	1.87%	2.29%	3.20%
Portfolio Turnover	53.33%		76.14%	69.95%	77.73%	79.42%	115.68%

† Annualized
* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Amount less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

Archer Income Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Year Ended	Period Ended (b)
	2/28/2013		8/31/2012	8/31/2011

Net Asset Value, at Beginning of Period	$ 20.58		$ 20.77	$ 20.00

Income (Loss) From Investment Operations:
Net Investment Income *	0.34		1.03	0.73
Net Gain on Securities (Realized and Unrealized)	(0.07)		0.20	0.04
Total from Investment Operations	0.27		1.23	0.77

Distributions:
Net Investment Income	(0.30)		(1.39)	-
Realized Gains	-		(0.03)	-
Total from Distributions	(0.30)		(1.42)	-

Proceeds from Redemption Fees **	-		-	-

Net Asset Value, at End of Period	$ 20.55		$ 20.58	$ 20.77

Total Return ***	1.32%		6.26%	3.85%	(a)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 5,794		$ 4,781	$ 2,619
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	2.05%	†	2.57%	4.21%	†
Ratio of Net Investment Income to Average Net Assets	2.45%	†	3.67%	4.43%	†
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.20%	†	1.20%	1.20%	†
Ratio of Net Investment Income to Average Net Assets	3.30%	†	5.04%	7.44%	†
Portfolio Turnover	12.39%		24.29%	11.01%

(a) Not Annualized
(b) The Fund commenced investment operations on March 11, 2011.
† Annualized
* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Amount less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

Archer Stock Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Year Ended	Period Ended (b)
	2/28/2013		8/31/2012	8/31/2011

Net Asset Value, at Beginning of Period	$ 29.47		$ 27.57	$ 30.00

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	-		(0.07)	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	2.03		1.97	(2.40)
Total from Investment Operations	2.03		1.90	(2.43)

Distributions:
Net Investment Income	-		-	-
Realized Gains	-		-	-
Total from Distributions	-		-	-

Proceeds from Redemption Fees **	-		-	-

Net Asset Value, at End of Period	$ 31.50		$ 29.47	$ 27.57

Total Return ***	6.89%		6.89%	(8.10)%	(a)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 5,849		$ 4,918	$ 2,901
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	2.40%	†	2.78%	3.99%	†
Ratio of Net Investment Loss to Average Net Assets	(0.96)%	†	(1.59)%	(2.78)%	†
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.45%	†	1.45%	1.45%	†
Ratio of Net Investment Loss to Average Net Assets	(0.00)%	†	(0.26)%	(0.24)%	†
Portfolio Turnover	165.51%		399.91%	163.69%

(a) Not Annualized
(b) The Fund commenced investment operations on March 11, 2011.
† Annualized
* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Amount less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

INVESTMENT ADVISOR

Archer Investment Corporation, Inc.

9000 Keystone Crossing, Suite 630

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, NJ 08012

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not Applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Investment Series Trust

By /s/Troy C. Patton

   * Troy C. Patton

     President and Trustee

Date May 8, 2013

* Print the name and title of each signing officer under his or her signature.